Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	5 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues, net		$ 1,079,624
Cost of Goods Sold		364,736
Gross Profit		714,888
Operating expenses:
Selling, general and administrative	1,000,075	3,631,012	2,948,245
Depreciation and amortization	393	17,451	1,378
Foreign currency transaction losses (gains)	5,403	(6,245)	(28,146)
Total operating expenses	1,005,871	3,642,218	2,921,477
Loss from operations	(1,005,871)	(2,927,330)	(2,921,477)
Other income:
Interest income	28	178	152
Total other income	28	178	152
Loss before provision for income taxes	(1,005,843)	(2,927,152)	(2,921,325)
Provision for income taxes
Net loss	(1,005,843)	(2,927,152)	(2,921,325)
Other comprehensive loss, net of provision for income taxes:
Foreign currency translation gain (loss)	(613)	(10,856)	(35,998)
Comprehensive loss	$ (1,006,456)	$ (2,938,008)	$ (2,957,323)
Net Loss per Common Share
Basic and diluted	$ (0.25)	$ (0.50)	$ (0.0060)
Weighted Average Number of Common Shares Outstanding
Basic and diluted	3,985,971	5,838,301	4,917,792